Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Parenthetical) (Details) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other financial assets not qualifying for derecognition [abstract]
Other assets related to repurchase agreements collateralized by precious metals	$ 3.6	$ 3.5